August 1, 2018 VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

Re:	Symmetry Panoramic Trust Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-1A File Nos. 333-224164 and 811-23334

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Symmetry Panoramic Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Initial Registration Statement on Form N-1A.
The purposes of this Amendment are to: (1) address comments from the staff of the Securities and Exchange Commission (the “SEC”) on the Trust’s Registration Statement, which was filed with the SEC on April 5, 2018; (2) make other changes to the Trust’s prospectus and statement of additional information, including the addition of the initial financial statements; nd (3) file certain exhibits that were not included with the Trust’s initial Registration Statement.
It is the Trust’s intention to seek effectiveness of the Registration Statement as soon as practicable after this filing. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9351.  Thank you for your attention to this matter.

Sincerely,
/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure
cc:            John A. Mooney
                    Symmetry Partners, LLC

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